Revenue from Contracts with Customers: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount	$ 166,079		$ 315,012		$ 200,695
Operating lease income	7,222,188		7,088,231		6,831,223
Fixed lease income	1,078,507		1,069,265		887,191
Revenue from construction services	7,350,308		2,848,299		1,302,633
Aeronautical services revenue	19,387,860		18,589,161		15,223,096
Non-aeronautical services	10,499,263		9,895,327		9,295,915
Revenue from complementary and airport services	406,925		460,886		447,345
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	6,561,131		2,196,717		873,574
Aeronautical services revenue	14,680,173		14,376,540		11,694,911
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	769,893		626,195
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	$ 19,284		25,387		14,539
Aeronautical services revenue			2,465,434
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of Use Agreement	15 years	15 years
Aeronautical services revenue	$ 1,382,474	$ 76,799	1,315,526	$ 73,294	1,174,583	$ 69,424
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	2,371,523		2,208,073		2,029,890		$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,743,088		$ 2,465,434		$ 1,945,637